Leases (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Schedule of Components of the Company's Lease Expense

	Three months ended March 31,
	2023	2022
Operating lease cost	$1,602	$1,602
Short-term lease cost	—	—
Variable lease cost	491	506

	$2,093	$2,108

The components of the Company’s lease expense under ASC 842 were as follows (in thousands):

Year Ended December 31, 2022
Operating lease cost	$6,407
Short-term lease cost	—
Variable lease cost	1,406

$7,813

Schedule of Supplemental Disclosure Of Cash Flow Information Related To The Lease
S
upplemental disclosure of cash flow information related to the lease was as follows (in thousands):

	Three months ended March 31,
	2023	2022
Cash paid for amounts included in the measurement of operating lease liabilities	$16,455	$1,595
Operating lease liabilities arising from obtaining right-of-use asset	$—	$—

Supplemental disclosure of cash flow information related to the lease was as follows (in thousands):

Year Ended December 31, 2022
Cash paid for amounts included in the measurement of operating lease liabilities	$6,567
Operating lease liabilities arising from obtaining right-of-use asset	$—

Schedule of Weighted Average Remaining Lease Term And Discount Rate
The weighted average remaining lease term and discount rate were as follows:

December 31, 2022
Weighted-average remaining lease term—operating lease (in years)	5.17
Weighted-average discount rate—operating lease	11.00%

Schedule of Future Minimum Lease Payments Due Under Noncancelable Operating Lease
As of December 31, 2022, the future minimum lease payments due under the noncancelable operating lease was as follows (in thousands):

2023	$6,936
2024	7,313
2025	7,679
2026	8,062
2027	8,466
Thereafter	1,439

Total future minimum lease payments	39,895
Less: imputed interest	(9,933)

Total operating lease liabilities	$29,962

As previously disclosed in the Company’s Annual Report on Form
10-K
and under the previous lease accounting standard, ASC 840,
Leases
, the following table summarizes the future minimum lease payments due under the operating lease as of December 31, 2021 (in thousands):

2022	$6,375
2023	6,734
2024	7,100
2025	7,455
2026	7,828
Thereafter	9,617

$45,109

Schedule of Lease Liabilities
The following table represents the lease liabilities on the consolidated balance sheet (in thousands):

December 31, 2022
Current operating lease liability	$3,824
Operating lease liability, net of current portion	26,138

Total operating lease liabilities	$29,962